Long-term investments - Equity method investment prospectively from the date of deconsolidation (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Long-term investments
Add: Carrying amount of redeemable noncontrolling interest		¥ 40,750		¥ 30,500
Less: Carrying amount of non-redeemable noncontrolling interest		(7,178)
Gain as a result of deconsolidation	¥ 71,974	71,974	$ 10,435	¥ 10,579
Suzhou Photon-Matrix
Long-term investments
Add: Fair value of retained equity interest in Suzhou Photon-Matrix	¥ 64,000	64,000
Less: Carrying amount of Suzhou Photon-Matrix's net assets		(25,598)
Gain as a result of deconsolidation		¥ 71,974